BETTER 10Q - ORGANIZATION AND NATURE OF THE BUSINESS (Details)		1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 22, 2023 USD ($) shares	May 31, 2021 shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 11, 2023 USD ($)	Nov. 30, 2021 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Reverse Recapitalization [Line Items]
Stock consideration for reverse recapitalization (in shares) | shares		690,000,000
Recapitalization exchange ratio		3.06
Net income (loss)			$ (135,408,000)	$ (399,252,000)	$ (888,802,000)	$ (301,128,000)
Net Decrease in Cash, Cash Equivalents, and Restricted Cash			(211,132,000)	(418,505,000)	(632,809,000)	597,089,000
Retained earnings (accumulated deficit)			(1,316,823,000)		(1,181,415,000)	(292,613,000)			$ 8,515,000	$ 7,522,000
Cash and cash equivalents			109,922,000	523,932,000	317,959,000	938,319,000
Accumulated Deficit
Reverse Recapitalization [Line Items]
Net income (loss)			$ (135,408,000)	$ (399,252,000)	$ (888,802,000)	$ (301,128,000)
Subsequent event
Reverse Recapitalization [Line Items]
Gross proceeds from merger	$ 567,000,000
Funds held in trust, amount	21,400,000
Post-Closing Convertible Notes | Convertible Debt
Reverse Recapitalization [Line Items]
Aggregate principal amount								$ 750,000,000
Post-Closing Convertible Notes | Convertible Debt | Subsequent event
Reverse Recapitalization [Line Items]
Aggregate principal amount							$ 528,600,000
Sponsor | Subsequent event
Reverse Recapitalization [Line Items]
Shares purchased for consideration, amount	$ 17,000,000
Novator Capital Sponsor Ltd. | Subsequent event
Reverse Recapitalization [Line Items]
Shares purchased for consideration (in shares) | shares	1,700,000